Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net (loss) income	$ (57,747)	$ (529,072)	$ 86,664
Other comprehensive income (loss) before reclassifications
Unrealized gain on marketable securities	0	438	47
Unrealized loss on qualifying cash flow hedging instruments	(11)	(1,895)	(2,183)
Pension adjustments, net of taxes	(196)	1,463	7,594
Foreign exchange (loss) gain on currency translation	(132)	1,279	179
Amounts reclassified from accumulated other comprehensive loss
Sale of marketable securities	0	(22)	0
Settlement of defined benefit pension plan	0	0	(3,905)
Other comprehensive income	3,081	5,347	5,218
Comprehensive (loss) income	(54,666)	(523,725)	91,882
Comprehensive (income) loss attributable to non-controlling interests	(20,948)	364,422	(211,823)
Comprehensive loss attributable to shareholders of Teekay Corporation	(75,614)	(159,303)	(119,941)
Interest expense
Amounts reclassified from accumulated other comprehensive loss
Realized (gain) loss on qualifying cash flow hedging instruments	152	1,614	0
Equity Income
Amounts reclassified from accumulated other comprehensive loss
Realized (gain) loss on qualifying cash flow hedging instruments	(1,291)	2,470	3,486
Foreign exchange gain on currency translation	(3,161)	0	0
Teekay Offshore
Net (loss) income		2,742	44,475
Amounts reclassified from accumulated other comprehensive loss
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Loss on Deconsolidation, Net of Tax	$ 7,720	$ 0	$ 0